FINANCIAL RISK MANAGEMENT - Schedule of classification of financial instruments at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Financial assets, at fair value		$ 5,470,625
Other financial liabilities, current
Financial Risk Management [Line Items]
Financial liabilities, at fair value	$ 1,544	0
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial liabilities, at fair value	1,544	0
Cash and cash equivalents
Financial Risk Management [Line Items]
Financial assets, at fair value	89,706
Assets		95,452
Short-term mutual funds
Financial Risk Management [Line Items]
Financial assets, at fair value	89,706
Assets		95,452
Other financial assets, current
Financial Risk Management [Line Items]
Financial assets, at fair value	22,136
Assets		21,601
Fair value interest rate derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	0
Assets		8,816
Fair value of fuel derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	22,136
Assets		12,594
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	0
Assets		191
Level I | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	89,706	95,452
Level I | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	89,706	95,452
Level I | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	1,544	0
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	1,544	0
Level II | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level II | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial assets, current
Financial Risk Management [Line Items]
Assets	22,136	21,601
Level II | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	8,816
Level II | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	22,136	12,594
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	0	191
Level III | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level III | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level III | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	$ 0	$ 0